UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 2/29/16

Item 1. Schedule of Investments.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Statement of Investments, February 29, 2016 (unaudited)
	Principal
	Amount	Value

Municipal Bonds 93.0%
New York 90.9%
Albany IDA Civic Facility Revenue,
St. Peter’s Hospital Project, Series A, Pre-Refunded, 5.25%, 11/15/27	$5,000,000	$5,388,150
St. Peter’s Hospital Project, Series A, Pre-Refunded, 5.25%, 11/15/32	5,000,000	5,388,150
St. Peter’s Hospital Project, Series E, Pre-Refunded, 5.50%, 11/15/27	1,135,000	1,227,900
St. Peter’s Hospital Project, Series E, Pre-Refunded, 5.25%, 11/15/32	1,150,000	1,239,275
Amherst Development Corp. Student Housing Facility Revenue,
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at Suny
Buffalo, Series A, AGMC Insured, 5.00%, 10/01/40	3,000,000	3,330,690
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at Suny
Buffalo, Series A, AGMC Insured, 5.00%, 10/01/45	3,800,000	4,213,668
Buffalo and Erie County Industrial Land Development Corp. Revenue,
Buffalo State College Foundation Housing Corp. Project, Series A, 5.375%, 10/01/41.	2,035,000	2,323,807
Catholic Health System Inc. Project, 5.25%, 7/01/35	1,000,000	1,151,090
Catholic Health System Inc. Project, 5.00%, 7/01/40	1,000,000	1,106,700
City of New Rochelle Corp. for Local Development Revenue,
Iona College Project, Refunding, Series A, 5.00%, 7/01/40	1,250,000	1,387,550
Iona College Project, Refunding, Series A, 5.00%, 7/01/45	1,425,000	1,572,302
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17.	1,665,000	1,703,195
Erie County GO, Sewer District, Series B, NATL Insured, 5.00%, 12/01/35	2,000,000	2,005,660
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Refunding,
Series A, 5.00%, 5/01/28	8,100,000	9,725,508
Hudson Yards Infrastructure Corp. Revenue,
Hudson Yards, Senior, Fiscal 2007, Series A, 5.00%, 2/15/47.	40,000,000	41,361,600
Hudson Yards, Senior, Fiscal 2012, Series A, 5.25%, 2/15/47.	35,000,000	39,629,100
Series A, AGMC Insured, 5.00%, 2/15/47	15,000,000	15,522,150
Long Island Power Authority Electric System Revenue,
General, Refunding, Series A, 5.00%, 9/01/42	22,000,000	24,620,200
General, Refunding, Series A, 5.00%, 9/01/44	5,000,000	5,641,000
General, Refunding, Series A, BHAC Insured, 5.50%, 5/01/33	5,000,000	5,673,200
General, Refunding, Series E, BHAC Insured, 5.00%, 12/01/22	9,200,000	9,502,220
General, Series A, Pre-Refunded, 6.00%, 5/01/33	42,000,000	48,731,760
General, Series B, Pre-Refunded, 5.00%, 12/01/35.	5,000,000	5,057,250
General, Series C, BHAC Insured, Pre-Refunded, 5.00%, 9/01/35	5,000,000	5,115,750
General, Series C, Pre-Refunded, 5.00%, 9/01/35	16,000,000	16,370,400
Monroe County IDC Revenue,
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/30	3,275,000	3,958,394
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/32	2,000,000	2,387,920
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/37	1,780,000	2,080,339
University of Rochester Project, Series A, 5.00%, 7/01/38	6,350,000	7,287,578
University of Rochester Project, Series B, 5.00%, 7/01/43	5,000,000	5,695,550
MTA Dedicated Tax Fund Revenue,
Series A, 5.50%, 11/15/39	22,845,000	25,550,305
Series A, NATL Insured, 5.00%, 11/15/35	66,430,000	68,311,298
Series B, 5.00%, 11/15/34	63,750,000	72,242,775
Series B, NATL Insured, 4.75%, 11/15/26	5,200,000	5,349,344
Series B, NATL Insured, 5.00%, 11/15/31	40,000,000	41,192,800
MTA Revenue,
Transportation, Refunding, Series D, 5.25%, 11/15/40	21,500,000	24,639,860
Transportation, Refunding, Series D, Sub Series D-1, 5.00%, 11/15/34	5,000,000	5,877,400
Transportation, Refunding, Series D, Sub Series D-1, 5.00%, 11/15/35	5,000,000	5,863,600
Transportation, Series A, 5.00%, 11/15/35	43,895,000	45,025,296
Transportation, Series A, 5.00%, 11/15/37	48,000,000	51,076,320
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23	7,460,000	9,491,507

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
MTA Revenue, (continued)
Transportation, Series B, 5.00%, 11/15/37	$25,000,000	$26,602,250
Transportation, Series B, 5.00%, 11/15/38	11,320,000	12,972,946
Transportation, Series B, 5.00%, 11/15/43	10,670,000	12,145,874
Transportation, Series C, 6.50%, 11/15/28	15,000,000	17,257,200
Transportation, Series C, 5.00%, 11/15/38	10,000,000	11,460,200
Transportation, Series C, 5.00%, 11/15/42	10,000,000	11,390,200
Transportation, Series C, 5.00%, 11/15/47	16,125,000	18,246,244
Nassau County GO,
General Improvement, Series C, AGMC Insured, 5.00%, 4/01/43	26,665,000	30,315,438
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/30	5,735,000	6,347,039
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/31	6,025,000	6,632,862
General Improvement, Series C, Assured Guaranty, 5.125%, 10/01/35	27,210,000	30,421,324
General Improvement, Series C, Assured Guaranty, 5.25%, 10/01/39	28,190,000	30,877,353
Sewer and Storm Water Resources District, Series D, Assured Guaranty, 5.25%, 10/01/39	7,620,000	8,563,508
Nassau County Sewer and Storm Water Finance Authority System Revenue, Series A, BHAC Insured,
Pre-Refunded, 5.375%, 11/01/28	2,000,000	2,244,360
New York City Educational Construction Fund Revenue,
Series A, 5.75%, 4/01/41	20,000,000	23,859,800
Series A, BHAC Insured, 5.00%, 4/01/37	19,750,000	20,540,197
New York City GO,
Citysavers, Series B, zero cpn., 6/01/16.	1,030,000	1,106,035
Citysavers, Series B, zero cpn., 12/01/16	1,030,000	1,101,503
Citysavers, Series B, zero cpn., 6/01/17.	1,030,000	1,096,713
Citysavers, Series B, zero cpn., 12/01/17	1,030,000	1,089,853
Citysavers, Series B, zero cpn., 6/01/18.	1,030,000	1,083,941
Citysavers, Series B, zero cpn., 12/01/18	1,005,000	1,048,908
Citysavers, Series B, zero cpn., 6/01/19.	1,030,000	1,064,752
Citysavers, Series B, zero cpn., 12/01/19	1,030,000	1,058,346
Citysavers, Series B, zero cpn., 6/01/20.	10,000,000	9,468,900
Fiscal 2002, Series D, 5.50%, 6/01/24	145,000	145,580
Fiscal 2007, Refunding, Series A, AGMC Insured, 5.00%, 8/01/26	9,450,000	9,625,959
Fiscal 2008, Series D, 5.125%, 12/01/28	10,230,000	11,004,104
Fiscal 2009, Series I, Sub Series I-1, 5.375%, 4/01/36	17,500,000	19,712,350
Fiscal 2009, Series J, Sub Series J-1, 5.00%, 5/15/33	19,500,000	21,891,090
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/25	7,575,000	8,583,081
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/26	2,190,000	2,479,868
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/26	11,000,000	13,232,890
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/27	10,000,000	12,003,000
Fiscal 2013, Series A, Sub Series A-1, 5.00%, 10/01/29	7,355,000	8,748,478
Fiscal 2014, Refunding, Series J, 5.00%, 8/01/32	10,000,000	11,852,300
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/29	20,640,000	24,885,029
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/31	10,000,000	11,915,300
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/32	4,000,000	4,738,160
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/33	3,000,000	3,548,400
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/34	1,500,000	1,767,690
[a]Refunding, Series C, 5.00%, 8/01/32.	5,000,000	6,001,950
Refunding, Series D, 5.125%, 8/01/19	10,000	10,035
Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	14,955,000	15,008,389
Series E, Sub Series E-1, 6.00%, 10/15/23	5,155,000	5,864,998
Series E, Sub Series E-1, 6.25%, 10/15/28	260,000	297,128
Series E, Sub Series E-1, Pre-Refunded, 6.00%, 10/15/23	1,845,000	2,097,045
Series E, Sub Series E-1, Pre-Refunded, 6.25%, 10/15/28	9,740,000	11,133,599

|2

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City GO, (continued)
Series J, Sub Series J-1, AMBAC Insured, 5.00%, 6/01/23	$60,000	$60,672
Series J, Sub Series J-1, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/23.	19,940,000	20,168,313
New York City HDC,
MFHR, Series A-1, 4.80%, 11/01/35	5,610,000	5,983,514
MFHR, Series C-1, 5.25%, 11/01/29	6,110,000	6,624,218
MFHR, Series C-1, 5.50%, 11/01/34	3,000,000	3,255,150
MFHR, Series C-1, 5.55%, 11/01/39	3,300,000	3,569,445
MFHR, Series C-1, 5.70%, 11/01/46	12,500,000	13,525,750
New York City IDAR, Yankee Stadium Project, Pilot, Assured Guaranty, 7.00%, 3/01/49	19,000,000	22,109,540
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2006, Series D, AGMC Insured, 5.00%, 6/15/38	59,000,000	59,673,780
Fiscal 2008, Refunding, Series A, 5.00%, 6/15/38.	52,000,000	54,555,800
Fiscal 2009, Series A, 5.75%, 6/15/40	6,550,000	7,278,884
Second General Resolution, Fiscal 2007, Refunding, Series AA, 4.75%, 6/15/37	40,000,000	40,411,200
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	20,860,000	21,890,693
Second General Resolution, Fiscal 2009, Refunding, Series GG-1, 5.00%, 6/15/39	33,115,000	37,210,994
Second General Resolution, Fiscal 2011, Refunding, Series EE, 5.375%, 6/15/43	39,150,000	46,066,630
Second General Resolution, Fiscal 2013, Series BB, 5.00%, 6/15/47	15,000,000	17,305,650
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL Insured, 5.00%, 7/15/31.	8,200,000	8,490,936
Fiscal 2007, Series S-2, NATL Insured, 5.00%, 1/15/37.	22,000,000	22,727,980
Fiscal 2008, Refunding, Series S-1, 5.00%, 1/15/34	75,000,000	80,432,250
Fiscal 2008, Series S-1, 5.00%, 1/15/27	10,000,000	10,772,700
Fiscal 2009, Series S-1, 5.75%, 7/15/38	30,000,000	33,376,800
Fiscal 2009, Series S-2, 6.00%, 7/15/38	50,000,000	55,919,500
Fiscal 2009, Series S-3, 5.25%, 1/15/39	29,485,000	32,822,112
Fiscal 2009, Series S-4, 5.75%, 1/15/39	30,000,000	34,007,700
Fiscal 2009, Series S-5, 5.25%, 1/15/39	31,730,000	35,321,201
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Fiscal 2010, sub. bond, Series A, Sub Series A-1, 5.00%, 5/01/34	17,520,000	19,613,640
Future Tax Secured, Fiscal 2010, sub. bond, Series A, Sub Series A-1, 5.00%, 5/01/38	20,000,000	22,277,600
Future Tax Secured, Fiscal 2010, sub. bond, Series A, Sub Series A-1, Pre-Refunded, 5.00%, 5/01/34.	2,480,000	2,808,625
Future Tax Secured, Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/39	17,250,000	19,673,797
Future Tax Secured, Fiscal 2012, sub. bond, Series E, Sub Series E-1, 5.00%, 2/01/37	10,000,000	11,496,000
Future Tax Secured, Fiscal 2013, sub. bond, Series F, Sub Series F-1, 5.00%, 2/01/34	5,000,000	5,878,950
Future Tax Secured, Fiscal 2013, sub. bond, Series F, Sub Series F-1, 5.00%, 2/01/36	8,250,000	9,585,510
Future Tax Secured, Fiscal 2013, sub. bond, Series I, 5.00%, 5/01/42	45,000,000	51,538,950
Future Tax Secured, Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/38	17,000,000	19,611,030
Future Tax Secured, Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/39	24,135,000	27,749,699
Future Tax Secured, Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/40	18,300,000	20,971,068
Future Tax Secured, Fiscal 2015, sub. bond, Series A, Sub Series A-1, 5.00%, 8/01/34	5,115,000	6,020,048
Future Tax Secured, Fiscal 2015, sub. bond, Series B, Sub Series B-1, 5.00%, 8/01/34	5,000,000	5,884,700
Future Tax Secured, Fiscal 2015, sub. bond, Series E, Sub Series E-1, 5.00%, 2/01/34	10,000,000	11,793,200
Future Tax Secured, Fiscal 2015, sub. bond, Series E, Sub Series E-1, 5.00%, 2/01/35	10,000,000	11,758,600
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	50,000,000	57,913,500
Second Priority, Bank of America Tower at One Bryant Park Project, Class 2, Refunding, 5.625%,
7/15/47	17,500,000	19,911,675
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40.	18,000,000	20,810,880
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	86,360,000	105,430,879
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	27,000,000	34,179,300

|3

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Lease Revenues,
Delaware Chenango Madison Otsego Board of Cooperative Education Services, XLCA Insured,
Pre-Refunded, 5.00%, 8/15/27	$10,000,000	$10,647,800
State University Dormitory Facilities Issue, Series A, 5.00%, 7/01/39	7,250,000	8,040,613
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/28	4,000,000	4,794,360
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/29	3,000,000	3,587,940
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/30	1,000,000	1,193,380
New York State Dormitory Authority Revenues,
853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19	685,000	687,377
Insured Mortgage, Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33	11,000,000	11,039,050
Mental Health Services Facilities Improvement, Refunding, Series A, 5.00%, 8/15/22	5,740,000	6,736,866
Mortgage Hospital, Montefiore Medical Center, NATL Insured, 5.00%, 8/01/29	5,995,000	6,016,522
Non-State Supported Debt, Albany Public Library, AMBAC Insured, 5.00%, 7/01/37	10,720,000	10,995,182
Non-State Supported Debt, Brooklyn Law School, Refunding, 5.75%, 7/01/33	3,750,000	4,130,400
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/34.	10,000,000	11,263,800
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/39.	22,000,000	24,726,460
Non-State Supported Debt, Educational Housing Services, CUNY Student Housing Project, AMBAC
Insured, 5.25%, 7/01/30	5,150,000	6,574,387
Non-State Supported Debt, Fashion Institute of Technology Student Housing Corp., NATL Insured,
5.25%, 7/01/34	13,220,000	15,327,929
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%, 7/01/33	11,000,000	11,916,850
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,389,200
Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%, 7/01/27.	1,500,000	1,585,710
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.25%, 7/01/27	2,500,000	2,642,850
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.125%, 7/01/37	3,000,000	3,145,230
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.25%, 8/15/34	3,705,000	4,317,659
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.00%, 8/15/38	3,250,000	3,744,650
Non-State Supported Debt, Mortgage Hospital, Montefiore Medical Center, FHA Insured, 5.00%,
8/01/24	2,500,000	2,645,475
Non-State Supported Debt, Mortgage Hospital, Montefiore Medical Center, FHA Insured, 5.00%,
2/01/28	10,060,000	10,088,269
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, NATL Insured,
Pre-Refunded, 5.00%, 7/01/35	10,000,000	10,580,900
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 2, Sub Series 2-4, 5.00%, 1/15/27	5,000,000	5,365,050
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 2, Sub Series 2-4, 5.00%, 1/15/28	5,000,000	5,356,350
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 2, Sub Series 2-5, 5.00%, 1/15/32	20,000,000	21,348,600
Non-State Supported Debt, The New School, 5.50%, 7/01/40	10,000,000	11,583,300
Non-State Supported Debt, The New School, AGMC Insured, 5.50%, 7/01/43	13,000,000	15,046,590
Non-State Supported Debt, The New School, NATL Insured, Pre-Refunded, 5.00%, 7/01/46	12,000,000	12,184,200
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/40	5,500,000	6,302,230
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/45	8,500,000	9,688,300
Non-State Supported Debt, The New York Hospital Medical Center of Queens, FHA Insured, 4.75%,
2/15/37	4,890,000	5,041,688
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/45	5,000,000	5,790,550
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/37	7,000,000	8,187,760
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/39	20,000,000	22,332,600
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/42	10,000,000	11,549,400

|4

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/26	$5,475,000	$5,789,320
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/27	5,470,000	5,784,033
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/32	5,000,000	5,287,050
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/37	10,000,000	10,574,100
Non-State Supported Debt, New York University, Series A, Pre-Refunded, 5.00%, 7/01/38	27,800,000	30,561,930
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/39	19,650,000	21,806,391
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.00%, 7/01/38	26,995,000	29,676,953
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.25%, 7/01/48	49,665,000	54,885,288
Non-State Supported Debt, New York University, Series C, Pre-Refunded, 5.00%, 7/01/38	25,000,000	27,483,750
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/27.	2,025,000	2,430,365
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/30.	1,000,000	1,181,100
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/32.	1,000,000	1,167,220
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/34.	7,250,000	8,393,978
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/22	2,300,000	2,574,459
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/36	11,000,000	12,636,360
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/21	3,090,000	3,467,444
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/23	2,150,000	2,398,390
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.50%, 5/01/33	3,000,000	3,344,430
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.25%, 5/01/30	8,750,000	9,962,925
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.50%, 5/01/30	3,000,000	3,439,230
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.00%, 5/01/32	6,250,000	6,572,938
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.50%, 5/01/37	13,000,000	14,903,330
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series B, 5.00%,
5/01/39	10,000,000	11,075,500
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series E, Pre-
Refunded, 5.00%, 5/01/21	2,500,000	2,827,075
Non-State Supported Debt, NYU Hospitals Center, Series A, 6.00%, 7/01/40.	4,500,000	5,206,905
Non-State Supported Debt, Pratt Institute, Series C, Assured Guaranty, 5.00%, 7/01/29	3,775,000	4,212,674
Non-State Supported Debt, Residential Institutions for Children, 5.00%, 6/01/38	5,000,000	5,406,650
Non-State Supported Debt, School District Financing Program, Refunding, Series A, AGMC Insured,
5.00%, 10/01/22	7,645,000	8,431,518
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%,
10/01/21	5,000,000	5,814,700
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%,
10/01/22	7,145,000	8,364,723
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%,
10/01/24	12,730,000	14,903,138
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 5.625%,
10/01/29	3,000,000	3,480,660

|5

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, School Districts Financing Program, Series C, AGMC Insured, 5.00%,
10/01/32	$5,000,000	$5,300,100
Non-State Supported Debt, School Districts Financing Program, Series C, AGMC Insured, 5.00%,
10/01/37	6,550,000	6,918,700
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty, 5.00%,
10/01/31	4,000,000	4,511,200
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty, 5.125%,
10/01/36	5,000,000	5,630,900
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/26	2,400,000	2,938,872
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/27	650,000	789,256
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/29	1,375,000	1,649,244
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/30	1,675,000	1,996,835
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/31	3,700,000	4,380,689
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/34	2,000,000	2,333,900
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/38	5,000,000	5,731,100
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/43	4,150,000	4,724,360
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/26	6,105,000	7,081,434
Non-State Supported Debt, University of Rochester, Series A, 5.125%, 7/01/39	10,500,000	11,767,140
Non-State Supported Debt, Vassar College, 5.00%, 7/01/49	11,000,000	12,049,950
Secondarily Insured, Lease, State University, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32.	5,000,000	5,297,350
Secondarily Insured, State University Educational Facilities, Third General Resolution, Refunding,
Series A, Assured Guaranty, 5.50%, 5/15/22	5,000,000	6,233,400
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A, 5.00%,
7/01/37	25,000,000	28,937,250
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A, 5.00%,
7/01/42	15,000,000	17,295,450
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, 5.00%, 7/01/38	10,785,000	11,619,328
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, NATL Insured,
Pre-Refunded, 5.00%, 7/01/36	4,670,000	4,741,685
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, Pre-Refunded,
5.00%, 7/01/33	14,210,000	15,639,100
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/32	2,190,000	2,274,315
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/33	9,000,000	9,850,680
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/38	22,245,000	24,217,687
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/32	25,810,000	26,924,476
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/33	5,000	5,528
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/38	15,000	16,583
State Supported Debt, Mental Health Services Facilities Improvement, Series B, 5.00%, 2/15/33	4,990,000	5,008,263
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured,
5.00%, 2/15/33	4,275,000	4,679,073
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/32	8,680,000	9,054,802
State Supported Debt, Upstate Community Colleges, Series C, 6.00%, 7/01/31	20,000,000	22,901,800

|6

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Sales Tax Revenue,
Series B, 5.00%, 3/15/40	$12,640,000	$14,825,456
Series B, 5.00%, 3/15/41	10,520,000	12,310,188
State Supported Debt, Series A, 5.00%, 3/15/29	12,480,000	15,122,016
State Supported Debt, Series A, 5.00%, 3/15/30	18,415,000	22,192,653
State Supported Debt, Series A, 5.00%, 3/15/31	15,685,000	18,787,650
State Supported Debt, Series A, 5.00%, 3/15/43	16,675,000	19,025,008
State Supported Debt, Series A, 5.00%, 3/15/44	37,250,000	42,992,832
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Refunding, Series C, 5.75%, 3/15/32.	29,870,000	34,108,254
Education, Series A, 5.00%, 3/15/38	5,000,000	5,537,450
Education, Series A, Pre-Refunded, 5.00%, 3/15/36	7,395,000	7,407,128
Education, Series A, Pre-Refunded, 5.00%, 3/15/37	49,750,000	52,028,052
Education, Series C, Pre-Refunded, 5.00%, 12/15/31	17,305,000	17,915,693
Education, Series C, Pre-Refunded, 5.75%, 3/15/32	230,000	264,125
Education, Series C, Pre-Refunded, 5.00%, 12/15/35	10,000,000	10,352,900
Education, Series D, Pre-Refunded, 5.00%, 3/15/36	46,500,000	47,663,413
General Purpose, Refunding, Series A, 5.00%, 3/15/31	5,000,000	5,987,250
General Purpose, Series B, 5.00%, 3/15/37	6,915,000	8,016,006
General Purpose, Series C, 5.00%, 3/15/34	10,000,000	11,590,600
Series A, 5.00%, 2/15/34	16,510,000	18,282,348
Series A, 5.00%, 2/15/39	20,685,000	22,835,826
Series A, Pre-Refunded, 5.00%, 2/15/34	15,000	16,842
Series A, Pre-Refunded, 5.00%, 2/15/39	20,000	22,456
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue,
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated SRF, Refunding, Series, 5.00%, 6/15/31.	5,000,000	6,011,800
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated SRF, Refunding, Series, 5.00%, 6/15/33.	6,510,000	7,091,669
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated SRF, Refunding, Series, 5.00%, 6/15/37.	8,010,000	8,689,649
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated SRF, Series A, 5.125%, 6/15/38	35,000,000	39,505,900
New York State GO, Series A, 5.00%, 2/15/39	6,000,000	6,631,200
New York State HFA State Personal Income Tax Revenue,
Economic Development and Housing, Series A, 5.00%, 3/15/34	10,000,000	10,605,500
Economic Development and Housing, Series A, 5.00%, 3/15/38	15,000,000	15,865,800
New York State HFAR,
Affordable Housing, Series B, 4.50%, 11/01/29	1,500,000	1,566,630
Affordable Housing, Series B, 4.85%, 11/01/41	8,500,000	8,834,985
Children’s Rescue Fund Housing, Series A, 7.625%, 5/01/18	1,105,000	1,108,945
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%, 11/01/20	790,000	791,888
New York State Medical Care Facilities Finance Agency Revenue, Security Mortgage, 2008, Series A,
6.375%, 11/15/20	1,580,000	1,586,889
New York State Power Authority Revenue, Series A, NATL Insured, 5.00%, 11/15/47	10,000,000	10,597,300
New York State Thruway Authority General Revenue,
Refunding, Series H, AGMC Insured, 5.00%, 1/01/32	10,000,000	10,686,700
Refunding, Series H, NATL Insured, 5.00%, 1/01/37	54,810,000	58,213,701
Refunding, Series I, 5.00%, 1/01/37	21,250,000	24,487,225
Series H, AGMC Insured, 5.00%, 1/01/37	10,000,000	10,621,000
Series I, 5.00%, 1/01/42	45,000,000	51,589,800

|7

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Refunding, Series A, 5.00%, 4/01/29.	$10,000,000	$11,923,200
Series A, 5.00%, 4/01/27	27,000,000	32,348,160
Series A, 5.00%, 4/01/28	11,600,000	13,860,608
Series A, 5.00%, 4/01/30	9,000,000	10,707,930
Series A, 5.00%, 4/01/31	10,250,000	12,169,108
Series A, 5.00%, 4/01/32	11,100,000	13,150,170
Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/24.	7,420,000	7,780,909
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Refunding, Series D, 5.625%, 1/01/28.	3,780,000	4,285,499
Empire State Development Corp., Series B, 5.00%, 1/01/26.	8,830,000	9,679,181
Empire State Development Corp., Series B, 5.00%, 1/01/27.	7,730,000	8,473,394
Empire State Development Corp., Series B, 5.00%, 1/01/28.	5,460,000	5,971,820
State Personal Income Tax, Economic Development and Housing, Series A-1, 5.00%, 12/15/27	5,000,000	5,380,300
State Personal Income Tax, State Facilities and Equipment, Series B-1, 5.00%, 3/15/36	10,000,000	11,100,100
Niagara Falls Public Improvement GO, NATL Insured, 6.85%, 3/01/19	5,000	5,022
North Hempstead GO, Refunding, Series B, NATL Insured, 6.40%, 4/01/16	1,000,000	1,005,180
Orangetown Housing Authority Housing Facilities Revenue, Capital Appreciation, Senior Housing Center
Project, Refunding, NATL Insured, zero cpn., 4/01/30	14,245,000	7,257,543
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project, XLCA Insured,
5.00%, 12/15/30	1,805,000	1,869,420
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	30,000,000	31,875,600
Consolidated, One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	74,235,000	78,876,172
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/34.	25,000,000	28,562,250
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/35.	29,000,000	33,109,880
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/39.	25,000,000	28,361,750
Rensselaer City School District COP, School Campus Project, XLCA Insured, 5.00%, 6/01/36	20,240,000	20,348,284
Rockland County IDA Civic Facility Revenue,
Nyack Library Project, Series A, AMBAC Insured, 5.00%, 12/01/32	2,000,000	2,075,700
Nyack Library Project, Series A, AMBAC Insured, 5.00%, 12/01/37	3,320,000	3,431,320
Sales Tax Asset Receivable Corp. Revenue,
Sales Tax Asset, Fiscal 2015, Refunding, Series A, 5.00%, 10/15/27	32,000,000	39,821,120
Sales Tax Asset, Fiscal 2015, Refunding, Series A, 5.00%, 10/15/30	4,900,000	6,010,242
Saratoga County Water Authority Revenue, Water System, 5.00%, 9/01/48	7,225,000	7,720,707
Suffolk County IDA Civic Facility Revenue, New York Institute of Technology Project, Refunding, 5.00%,
3/01/26.	1,995,000	2,033,105
Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A, 5.375%, 1/01/23	4,760,000	4,761,809
Triborough Bridge and Tunnel Authority Revenues,
General, MTA Bridges and Tunnels, Refunding, Series C, 5.00%, 11/15/33	31,840,000	35,205,806
General, MTA Bridges and Tunnels, Refunding, Series C, 5.00%, 11/15/38	18,375,000	20,152,230
General, MTA Bridges and Tunnels, Series A, Pre-Refunded, 5.00%, 11/15/24	6,965,000	7,476,301
General, MTA Bridges and Tunnels, Series A, Pre-Refunded, 5.00%, 11/15/35	9,155,000	9,454,918
General, MTA Bridges and Tunnels, Series A-2, 5.25%, 11/15/34	10,000,000	11,132,000
General, MTA Bridges and Tunnels, Series B, 5.00%, 11/15/45	5,000,000	5,840,600
General, MTA Bridges and Tunnels, Series C, 5.00%, 11/15/38	5,000,000	5,786,700
General Purpose, Series B, NATL Insured, Pre-Refunded, 5.20%, 1/01/27	5,110,000	6,240,996
General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27	15,000,000	18,319,950
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	32,185,000	39,487,133
MTA Bridges and Tunnels, sub. bond, Series D, 5.00%, 11/15/31	48,955,000	53,895,539
Troy Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, 5.125%, 9/01/40.	42,500,000	48,161,850

|8

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
Western Nassau County Water Authority Water System Revenue,
Series A, 5.00%, 4/01/40	$1,400,000	$1,591,226
Series A, 5.00%, 4/01/45	2,250,000	2,542,230
Yonkers GO, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/31.	12,490,000	12,779,144
		4,599,963,080

U.S. Territories 2.1%
Puerto Rico 2.1%
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	32,250,000	20,785,125
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.75%, 8/01/37	15,000,000	6,225,000
first subordinate, Series A, 5.50%, 8/01/42	50,000,000	20,625,000
first subordinate, Series A, 6.00%, 8/01/42	90,000,000	37,575,000
first subordinate, Series A, 6.50%, 8/01/44	10,000,000	4,200,000
first subordinate, Series C, 5.50%, 8/01/40	35,000,000	14,437,500
		103,847,625
Total Municipal Bonds (Cost $4,450,425,773) 93.0%		4,703,810,705
Other Assets, less Liabilities 7.0%		354,966,007
Net Assets 100.0%		$5,058,776,712

See Abbreviations on page 12.

aSecurity purchased on a when-issued basis.

|9

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At February 29, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$4,455,145,742

Unrealized appreciation.	$380,537,452
Unrealized depreciation.	(131,872,489)
Net unrealized appreciation (depreciation)	$248,664,963

|10

FRANKLIN NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At February 29, 2016, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

|11

FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority/Agency
FICO	Financing Corp.
GO	General Obligation
HDC	Housing Development Corp.
HFA	Housing Finance Authority/Agency
HFAR	Housing Finance Authority Revenue
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDC	Industrial Development Corp.
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
XLCA	XL Capital Assurance

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|12

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 26, 2016